RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF KEY MANAGEMENT TRANSACTIONS

Key management includes the Company’s directors and members of the executive management team. Compensation awarded to key management for the year ended December 31, 2021 and 2020 included:

For the years ended December 31,	2021	2020	2019
Director fees	$370,094	$-	$-
Management fees paid to a company controlled by CEO and director	290,225	737,164	186,000
Management fees paid to a company controlled by the President and director	205,691	227,524	-
Management fees paid to a company controlled by a former director	500,074	165,000	195,000
Salaries	722,068	655,799	179,429
Salaries paid to the former owner of the Company	-	86,097	149,060
Share-based payments	2,475,949	1,614,158	480,158
	$4,564,102	$3,485,742	1,189,647